Taxes recoverable	12 Months Ended
Dec. 31, 2022
Taxes Recoverable
Taxes recoverable

10 Taxes recoverable

		2022	2021

Parent Company and subsidiaries in Brazil
Value-added tax on sales and services (ICMS)		410,138	291,424
ICMS - credits from PP&E		302,940	224,308
Social integration program (PIS) and social contribution on revenue (Cofins)	(a)	560,002	250,491
PIS and Cofins - credits from PP&E		546,427	447,476
REINTEGRA program		20,504	21,764
Federal tax credits	(b)	153,960	948,448
Other		68,514	89,205

Foreign subsidiaries
Value-added tax ("IVA")		579,672	348,021
Other		131,867	59,579
Total		2,774,024	2,680,716

Current assets		1,156,355	1,428,658
Non-current assets		1,617,669	1,252,058
Total		2,774,024	2,680,716

(a) PIS and COFINS

Complementary Law 194/2022 was published, which reduced to zero the rates of the contributions levied on sales of fuels, which increased the respective credits.

(b) Federal tax credits

Up to December 31, 2021, the balance was primarily composed of federal tax credits related to exclusion of ICMS from the PIS and Cofins tax calculation base. As of December 31, 2022, of the total tax credit recorded by the Company related to this tax, since 2019, R$5,093,151 has been offset, with the decision on the credit becoming final and unappealable.